Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	169,110,000	121,110,000
Ordinary shares outstanding	169,110,000	121,110,000